Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Taxes
21.	Taxes

21.1.	Income taxes and other taxes

Income taxes	Current assets		Current liabilities		Non-current liabilities
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017
Taxes in Brazil
Income taxes	442	595	39	112	—
Income taxes—Tax settlement programs (*)	—	—	228	—	671

	442	595	267	112	671

Taxes abroad	37	7	32	15	—

Total	479	602	299	127	671

(*)	See note 20.2 for detailed information.

Other taxes	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
Taxes in Brazil
Current / Deferred ICMS (VAT)	934	969	707	676	1,021	1,078	—	—
Current / Deferred PIS and COFINS	820	710	2,282	2,262	820	463	—	—
CIDE	14	22	—	—	104	118	—	—
Production taxes	—	—	—	—	1,605	1,232	—	—
Withholding income taxes	—	—	—	—	157	486	—	—
Tax Settlement Program (**)	—	—	—	—	648	28	—	—
Others	170	165	72	191	165	190	86	20

Total in Brazil	1,938	1,866	3,061	3,129	4,520	3,595	86	20
Taxes abroad	20	34	14	12	28	33	—	—

Total	1,958	1,900	3,075	3,141	4,548	3,628	86	20

(*)	Other non-current taxes are classified as other non-current liabilities.
(**)	It includes the amount of US$ 3 relating to tax amnesty and refinancing program (REFIS) from previous periods.

21.2.	Brazilian federal settlement programs

In 2017, the Company joined certain settlement programs created by the Brazilian Federal Government, which enabled the settlement of significant disputes in which the Company was a defendant (see note 30), with certain benefits, such as the use of tax loss carry forwards and reduction in interests, penalties and related charges. The settlement of disputes involving Brazilian Federal Tax Authorities, Brazilian Federal Agencies and similar bodies reduced tax disputes amounting to US$ 11,552 that as shown below:

Provisional measures	Signed into law	Brazilian federal settlement programs		Disputes	Amount of relief	Debts
766	—	Tax Settlement Program - PRT	(*)	502	—	502
783	13.496	Special Tax Settlement Program - PERT		2,203	1,001	1,202
780	13.494	Non -Tax Debts Settlement Program - PRD		340	113	227

795	13.586	Withholding income tax on remittances for payment of charter of vessels		8,507	7,976	531

				11,552	9,090	2,462

(*)	Benefit of using tax loss carryforwards to settle 80% of the debt.

The balances of respective liabilities carried on the statement of financial position as of December 31, 2017 are shown below:

	Settlement
	Tax liabilities	In cash	Tax losses used	Total	Inflation indexation	CTA	12.31.2017
PRT
Income taxes	321	(64)	(103)	(167)	—	(1)	153
Other taxes	181	(36)	(145)	(181)	—	—	—

Total	502	(100)	(248)	(348)	—	(1)	153

PERT
Income taxes (*)	1,128	(425)	—	(425)	21	20	744
Others taxes	74	(34)	—	(34)	2	(2)	40

	1,202	(459)	—	(459)	23	18	784

PRD
Production taxes	227	(132)	—	(132)	—	(8)	87
Law 13.586/17
Withholding income tax	531	—	—	—	—	(10)	521

Total	2,462	(691)	(248)	(939)	23	(1)	1,545

Current							874
Non-current							671

(*)	It includes incremental relief amounting to US$ 239 according to Law 13.496 /17.

The following table presents the settlement years of the outstanding amount of these programs:

	2018	2019	2020	2021	2022	2023 onwards	Total
PRT	153	—	—	—	—	—	153
PERT	119	60	60	60	60	425	784
PRD	87	—	—	—	—	—	87
Law 13.586/17	521	—	—	—	—	—	521

Total	880	60	60	60	60	425	1,545

21.2.1.	Tax Settlement Program (Programa de Regularização Tributária—PRT)

The PRT enabled relief for the settlement of tax and non-tax debts overdue up to November 30, 2016 to the Brazilian Federal Tax Authorities (Brazilian Federal Revenue Service and National Treasury Attorney’s Office).

The Company joined the program to settle, principally, proceedings at administrative level totaling US$ 502, for which outflow of resources were probable, related to disallowed tax credits applied for income taxes and other Brazilian Federal taxes computation.

After assessing the reliefs provided by the PRT, the Company decided to settle the total debt of these tax disputes (US$ 502) with the benefit of using tax loss carry forwards to pay US$ 402, of which US$ 248 was already used at December 31, 2017 and the remaining (US$ 153 after foreign translation effects) is expected to be used in up to 12 months. The amount of US$ 100 was settled in a lump sum payment.

After joining the PRT in May 2017, the Company recognized a reversal of provisions for legal proceedings previously recognized for this matter in the amount of US$ 485. The impacts of this program were accounted for in the second quarter of 2017 within the Company’s statement of income amounting to US$ 82 after tax effects, as shown in note 21.2.5.

21.2.2. Special Tax Settlement Program (Programa Especial de Regularização Tributária—PERT)

The PERT enabled relief for the settlement of tax and non-tax debts overdue up to April 30, 2017 to the Brazilian Federal Tax Authorities (Brazilian Federal Revenue Service and National Treasury Attorney’s Office), including amounts under disputes involving these authorities.

The Company elected to join the PERT to settle the legal proceeding, in the amount of US$ 1,977, with respect to a notice of deficiency issued due to the use of expenses arising from the Terms of Financial Commitment (TFC), signed by Petrobras and Petros Plan in 2008, as deductible in determining taxable profit. The TFC represents a commitment to cover obligations due to participants’ accepted changes in the plan benefits and disputes resolved at that period.

The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited the deduction to 20% of the payroll and compensation of key management participants in the plan. After assessing the fundamentals of this court ruling, the Company reassessed the probability of outflow of resources with respect to this dispute and estimated a portion of it as probable.

The Company was not able to use tax loss carry forwards to settle this amount as this tax dispute was in the scope of the National Treasury Attorney’s Office. Accordingly, an assessment of the other reliefs was performed and, as a result, the Company decided to settle this tax dispute, totaling US$ 1,977, by paying US$ 1,317, which takes into account the benefits reliefs on interests, penalties and related charges. Of this amount, US$ 432 was settled up to December 2017, and the remaining amount will be settled through 145 monthly installments bearing interest from January 2018 onwards.

In addition, pursuant the law 13.496 enacted on October 24, 2017, which enabled incremental relief relating to this matter, the remaining amount was recalculated and decreased by US$ 239.

Pursuant to the Provisional Measure 807/2017 enacted on October 31, 2017, the period to join this program was extended from August 31 to November 14, 2017. Therefore, the Company decided in the third quarter of 2017 to settle other disputes relating to debts in the scope of the Brazilian Federal Revenue Service amounting to US$ 226, following unfavorable court rulings that changed the Company’s estimates about probability of outflow of resources to probable. After the relief under the PERT, the total amount of these disputes was reduced to US$ 125, of which US$ 103 was settled in January 2018 through a lump sum payment, and the remaining amount will be paid through 141 monthly installments. These disputes refer to:

•	Tax dispute relating to the use of tax benefit under the Thermoelectric Priority Program (Programa Prioritário de Termeletricidade) established by the Decree 3.371/2000, that allegedly enabled total relief (zero rate) of tax on imported products (Imposto de Importação –II) and the tax on manufactured products (Imposto sobre Produtos Industrializados-IPI) over the import of certain equipment necessary for setting up electricity generation units. After the reliefs provided for by PERT, this tax dispute in the amount of US$ 104 was reduced to US$ 48;

•	Tax dispute relating to the use of certain tax loss carry forwards as deduction from the computation of taxable income. After the reliefs provided for by this program, this tax dispute in the amount of US$ 38 will be settled by paying US$ 20;

•	Other debts related to contributions to private social service and vocational training entities linked to trade unions, as well as PIS and COFINS (Social Integration Program and Social Security Financing). These amounts totaled US$ 25 that, after the relief provided for by this program was reduced to US$ 19; and

•	The wholly-owned subsidiaries Transpetro and BR also decided to settle Brazilian federal taxes disputes amounting to US$ 59. After the relief on interest, penalties and related charges, this amount will be settled by paying US$ 38.

Accordingly, the Company recognized the amount of US$ 1,839 within the statement of income in 2017, made up of tax debts after reliefs and tax effects amounting to US$ 1,117, reversals of deferred income tax assets for unused tax losses from 2012 to 2017 amounting to US$ 711 and indexation charges of US$ 22.

21.2.3. Non-Tax Debts Settlement Program (Programa de Regularização de Débitos não Tributários—PRD)

The PRD enabled relief for the settlement of non-tax debts overdue to the Brazilian Federal Agencies and similar bodies up to October 25, 2017, including amounts under disputes and debts in the scope of other settlement programs involving these authorities.

The Company joined the PRD to settle some legal proceedings involving ANP, with respect to production tax debts for which the likelihood of losses were deemed probable, following a court ruling in August 2017 granting to ANP its arguments.

After assessing the benefits from relief on interest, penalties and related charges provided for by this program, the Company decided to settle these disputes, totaling US$ 340 by paying US$ 227 plus interest, of which US$ 136 was settled payment in the fourth quarter of 2017 and the remaining amount in January 2018.

Accordingly, the Company recognized US$ 164 within the statement of income in December 31, 2017, after tax effects, as shown in note 21.2.5.

21.2.4. Settlement program under law 13.586/2017

As presented in note 21.4, the law 13.586 enacted on December 28, 2017, formerly Provisional Measure 795/17, provided for the tax treatment of several relevant issues relating to the exploration and production of oil or natural gas. This law also established the settlement program of withholding income tax on remittances abroad related to charter contracts for vessels, enabling the regularization of events occurred in the period from 2008 to 2014.

The decision to join the program was based on the economic benefits thereof. Proceeding with the disputes would involve financial efforts to provide significant judicial deposits and this program gave rise to the possibility of ceasing disputes at administrative and judicial levels related to the period from 2008 to 2013 in the amount of US$ 8,507, as well as amounts relating to the 2014 not yet under dispute. The company will pay US$ 531 in 12 consecutive installments bearing interest at SELIC rate, of which the first was paid in January 2018.

Accordingly, the Company recognized US$ 350 within the statement of income in December 31, 2017, after tax effects, as shown in note 21.2.5.

21.2.5. Impacts of the tax settlement programs within statement of income

	PRT (*)	PERT	PRD	Law 13,586/17	Total
Cost of sales	—	—	(131)	—	(131)
Other taxes	(169)	(366)	(25)	(323)	(883)
Finance expenses	(249)	(309)	(71)	(208)	(837)
Income taxes—notice of deficiency	(98)	(565)	—	—	(663)

Total—after reliefs	(516)	(1,240)	(227)	(531)	(2,514)

Impacts of PIS/COFINS on settlement programs	—	(69)	(7)	—	(76)
Income taxes—deductible expenses	(51)	192	70	180	391
Other income and expenses—reversal of provision (*)	485	11	—	—	496

Total	(82)	(1,106)	(164)	(351)	(1,703)
Income taxes— reversal of unused tax losses from 2012 to 2017	—	(711)	—	—	(711)

Impacts within the statement of income (before Indexation charges)	(82)	(1,817)	(164)	(351)	(2,414)

Indexation charges	—	(22)	—	—	(22)

Impacts within the statement of income	(82)	(1,839)	(164)	(351)	(2,436)

(*)	A portion of this provision was recognized within the statement of income in the first quarter 2017 in the amount of US$ 199.

21.3.	Tax amnesty programs – State Tax (Programas de Anistias Estaduais)

In 2017, the Company elected to settle in cash VAT (ICMS) tax disputes concerning the states of Amazonas, Ceará, Minas Gerais and Pernambuco by joining states amnesty settlement programs, which exempted the company from having to pay interest and penalties. Accordingly, the Company charged US$ 117 as other taxes.

21.4.	Brazilian Tax Law

21.4.1. Federal Law

On December 28, 2017, the Brazilian Federal Government signed the Provisional Measure No. 795 into Law. 13,586 which outlines tax requirements applicable to the oil and gas exploration and development activities and also establishes a special regime for exploration, development and production of oil, gas and other liquid hydrocarbons.

It is expected that there will be greater stability and legal security in the industry following this new tax regulation model, allowing an increase in investments and a reduction in litigation. The main provisions of this law are presented below:

•	Immediate deduction of investments made in connection with the oil and gas exploration and production phases from income taxes basis of computation, as well as deductions of investments made in the development phase through accelerated depreciation (2.5 times the unit of production method rate).

•	Exclusion from Brazilian parent companies income tax basis , up to December 31, 2019, of a portion of income earned abroad, by direct or indirect subsidiary, or related to the activities of chartering by time or bare hull, operating lease, rent, loan of goods or rendering of services directly related to the phases of exploration and production of oil and natural gas;

•	Creation of Repetro-Sped expiring at December 2040, which has provisions which enhanced the former Repetro (Special Customs Regime for the Export and Import of Goods destined to Exploration and Production of Oil and Natural Gas Reserves), notably the tax relief over goods with definitive permanence in Brazil in addition to the previous relief relating to temporary admissions. In addition, the Repetro-Sped brought other important enhancements, such as: i) the possibility of migrating goods under the old regime to the new one, without paying the federal tax burden in the nationalization process; (ii) increasing the possibility of applying the regime to well equipment; iii) exemption of federal taxes for goods purchased by Brazilian suppliers, including the intermediary manufacturers; and iv) greater adherence and rationality in relation to the operations of the industry, minimizing risks of noncompliance with the regime.

•	New rules relating to the determination of withholding income tax on remittances for payment of vessels charters.

As set out in note 21.2.4, this law established a tax settlement program relating to withholding income tax on remittances for payment of vessels charters through 2014, enabling the company to settle disputes thereof.

In addition, the Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) rates over diesel and gasoline sales were increased pursuant to the Decree 9.101 enacted in July 2017. This tax burden was taken into account in the sale prices and, as a consequence, there was a significant increase in these taxes charges in 2017.

Conversely, the Brazilian Federal Supreme Court, in October 2017, ruled on the inclusion of amount of VAT tax within the computation basis of PIS and COFINS. According to its decision, sales revenues do not include the amount of VAT. Therefore, VAT must not be taken into account in determining the amount of PIS and COFINS.

a) ANP Resolution 703/2017

ANP enacted the Resolution No. 703 on September 26, 2017, establishing new criteria for reference price for the calculation of production taxes. The new calculation will be effective on January 1, 2018 and will be applied gradually until 2022, starting from a percentage of 20% according to the new rules. The new reference price for production taxes calculation takes into account different characteristics of the product in each exploratory area.

21.4.2.	State laws

b) VAT (ICMS) tax and state rate over transactions involving crude oil operations State Law

On December 30, 2015, the state of Rio de Janeiro enacted laws that increased the tax burden on the oil industry since March 2016, as follows:

•	Law No. 7,182 – establishes a state Rate Control, Monitoring and Supervision of Research, Mining, Oil and Gas Exploration and Utilization Activities tax (Taxa de Controle, Monitoramento e Fiscalização das Atividades de Pesquisa, Lavra, Exploração e Aproveitamento de Petróleo e Gás – TFPG) over each barrel of crude oil or equivalent unit of natural gas extracted in the State of Rio de Janeiro, and

•	Law No. 7,183 – establishes a VAT (ICMS) tax over transactions involving crude oil operations.

The Company believes that the taxation established by both laws is not legally justifiable, and therefore, the Company has supported the Brazilian Association of Companies for the Exploration and Production of Oil and Gas (ABEP—Associação Brasileira de Empresas de Exploração e Produção de Petróleo e Gás), which has filed complaints challenging the constitutionality of such laws before the Brazilian Supreme Court.

The Brazilian Federal Attorney has expressed favorable opinions regarding the basis of the ABEP complaints and the granting of judicial injunctions in favor of the oil and gas industry, to avoid the associated tax burden imposed on it.

As the Brazilian Supreme Court has not ruled on the ABEP request for formal injunctions, the Company filed individual complaints before the State Court of Rio de Janeiro challenging both laws and, as a result, judicial injunctions were granted in favor of the Company in December 2016 and this tax burden has been suspended.

c) VAT (ICMS) tax incentives over the Repetro-Sped

Following the creation of Repetro-Sped pursuant to the new requirements provided for Provisional Measure No. 795 into Law. 13,586/2017 (see note 21.4.3), the Brazilian Federal Government authorized its states to provide tax incentives relating to VAT (ICMS) tax with direct impacts on the oil and gas industry.

Pursuant to the ICMS Convention 03/2018 enacted on January 17, 2018, ratified on February 1, 2018, the Brazilian Federal Government authorized its states to reduce the basis of VAT (ICMS) tax computation on imports or sale in the domestic market of goods with definitive permanence, as well as VAT (ICMS) exemption on import of goods with temporary permanence in Brazil. In addition, VAT (ICMS) exemption for goods migrating from the old to the new tax regime was also provided for.

At the date of issue of these financial statements, the State of Rio de Janeiro and the State of São Paulo were the only states enacting new regulations governing the tax incentives authorized by the Brazilian Federal Government.

21.5.	Deferred income taxes—non-current

a) The changes in the deferred income taxes are presented as follows:

Income taxes in Brazil comprise corporate income tax (IRPJ) and social contribution on net income (CSLL). Brazilian statutory corporate tax rates are 25% and 9%, respectively.

	Property, Plant and Equipment
	Exploration and decommissioning costs	Others (*)	Loans, trade and other receivables / payables and financing	Finance leases	Provision for legal proceedings	Tax losses	Inventories	Employee Benefits	Others	Total
Balance at January 1, 2016	(10,323)	1,291	7,613	(350)	792	5,215	353	1,199	(6)	5,784

Recognized in the statement of income for the year	1,078	(533)	(374)	36	183	(230)	21	522	210	913
Recognized in shareholders’ equity (****)	—	—	(4,629)	301	—	(3)	—	1,058	—	(3,273)
Cumulative translation adjustment	(1,960)	106	918	(68)	179	1,094	55	252	(12)	564
Others (**)	—	73	(16)	(9)	(26)	(36)	—	(22)	92	56

Balance at December 31, 2016	(11,205)	937	3,512	(90)	1,128	6,040	429	3,009	284	4,044

Recognized in the statement of income for the period (***)	363	(1,292)	(1,099)	(64)	1,134	278	130	(4)	139	(415)
Recognized in shareholders’ equity (****)	—	—	(887)	—	—	(69)	—	(273)	9	(1,220)
Cumulative translation adjustment	150	45	34	4	(40)	(67)	(6)	(34)	(11)	75
Use of tax credits	—	—	—	—	—	(271)	—	—	—	(271)
Others	—	(188)	(16)	20	(21)	120	16	(10)	108	29

Balance at December 31, 2017	(10,692)	(498)	1,544	(130)	2,201	6,031	569	2,688	529	2,242

Deferred tax assets										4,307
Deferred tax liabilities										(263)

Balance at December 31, 2016										4,044

Deferred tax assets										3,438
Deferred tax liabilities										(1,196)

Balance at December 31, 2017										2,242

(*)	Mainly includes impairment adjustments and capitalized borrowing costs.
(**)	Includes US$ 77 transferred to liabilities associated with assets held for sale relating to Liquigás, PESA and NTS.
(***)	Does not include US$ 52 relating to deferred income taxes of companies when classified as held for sale.
(****)	The amounts presented as Loans, trade and other receivables/payables and financing, relate to the tax effect on exchange rate variation recognized within other comprehensive income (cash flow hedge accounting) as set out note 33.2.

b) Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the Company’s 2018-2022 Business and Management Plan (BMP). The main goals and objectives outlined in its business plan include business restructuring, a divestment plan, demobilization of assets and reducing operating expenses.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2018-2022 BMP.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) recoverable (payable) as of December 31, 2017 is set out in the following table:

	Assets	Liabilities
2018	683	(372)
2019	403	96
2020	397	121
2021	465	862
2022	498	24
2023 and thereafter	992	465

Recognized deferred tax credits	3,438	1,196

Brazil	511	—
Abroad	2,660	—

Unrecognized deferred tax credits	3,171	—

Total	6,609	1,196

At December 31, 2017, the Company had tax loss carryforwards arising from offshore subsidiaries, for which no deferred tax assets had been recognized. These tax losses totaling US$ 2,660 (US$ 2,532 as of December 31, 2016) arose mainly from oil and gas exploration and production and refining activities in the United States of US$ 2,370 (US$ 2,276 as of December 31, 2016), as well as activities in Spain in the amount of US$ 290 (US$ 256 as of December 31, 2016).

An aging of the unrecognized tax carryforwards, from companies abroad is set out below:

Unrecognized deferred tax credits
2020	42
2021	152
2022	6
2023	55
2024	36
2025	6
2026	113
2027	130
2028	147
2029	162
2030 and thereafter	1,811

Total	2,660

21.6.	Reconciliation between statutory tax rate and effective tax expense rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2017	2016	2015
Net income before income taxes	1,997	(3,665)	(9,748)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(679)	1,247	3,314
Adjustments to arrive at the effective tax rate:	—	—
• Different jurisdictional tax rates for companies abroad	669	(157)	(251)
• Brazilian income taxes on income of companies incorporated outside Brazil (*)	(70)	(320)	(751)
• Tax incentives	169	51	11
• Tax loss carryforwards (unrecognized tax losses)	(146)	(265)	(554)
• Non-taxable income (non-deductible expenses), net (**)	(472)	(1,080)	(658)
• Tax settlement programs (***)	(1,373)	—	—
• Others	74	(160)	(28)

Income taxes expense	(1,828)	(684)	1,137

Deferred income taxes	(467)	913	2,043
Current income taxes	(1,361)	(1,597)	(906)

Total	(1,828)	(684)	1,137

Effective tax rate of income taxes	91.5%	(18.7)%	11.7%

(*)	Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**)	Includes results in equity-accounted investments and expenses relating to health care plan.
(***)	Income taxes in the scope of PRT and PERT and reversals of losses carry forwards from 2012 to 2017, as shown in note 21.2.4.